Convertible notes payable (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 20, 2022 $ / shares	Dec. 31, 2022 USD ($)	Oct. 25, 2022 USD ($)	Oct. 25, 2022 CNY (¥)
Convertible notes payable
Issuance costs | $		$ 1,225
Convertible notes payable
Convertible notes payable
Aggregate principal amount			$ 65,000	¥ 459,410
Interest rate (in percent)			5.00%	5.00%
Conversion price | $ / shares	$ 11.50
Internal rate of return (in percent)	9.00%